Goodwill and Intangible Assets, Net - Schedule of Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 2,850	17,685
2016	2,149	13,331
2017	1,881	11,672
2018	1,461	9,065
2019	$ 1,225	7,603